UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.   20549



FORM 13F



FORM 13F COVER PAGE





Report for the Quarter Ended:  March 31, 1999



Institutional Investment Manager Filing this Report:



The Robert Bruce Management Company, Inc.

96 Spring Street

P. O. Box 252

South Salem, NY  10590



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Name of institutional investment manager and person duly authorized to submit and sign this report:



Robert W. Bruce, III

President

914 763-6168

96 Spring Street

South Salem, NY  10590



Report Type:  13F Holdings Report



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FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	           0



Form 13F Information Table Entry Total:      13



Form 13F Information Table Value Total:     $633,664



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





FORM 13F INFORMATIONAL TABLE



NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE
SHARES   SH/ PUT/INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000)
PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE






AMERADA HESS CORP              COM            023551104  72181
 1418800                  OTHER                 1418800

FLORIDA EAST COAST INDUSTRIES  COM            340632108  34375
 1148200                  OTHER                 1148800

IMC GLOBAL WARRANTS            WARRANTS       449669118    184
  420000                  OTHER                  420000

LONE STAR TECHNOLOGIES, INC.   COM            542312103 117165
 9012672                  OTHER                 9012672

LIZ CLAIBORNE                  COM            539320101  21833
  669200                  0THER                  669200
